Business Combinations - Schedule of Acquired Assets and Assumed Liabilities (Details) - USD ($)	Jul. 18, 2025	Jul. 07, 2025
Pacific Sun Packaging Inc. [Member]
Schedule of Acquired Assets and Assumed Liabilities [Line Items]
Cash		$ 1,020,700
Promissory note and interest		128,294
Sign on bonus		130,000
Earn out payment payable		196,072
Working capital adjustment		114,969
Total consideration		1,590,035
Cash		108,507
Receivables, net		130,893
Prepaid expenses and deposits		14,949
Inventory		230,000
Property and equipment		9,060
Intangible - customer relationships		230,000
Intangible – brand name		140,000
Accounts payable and accrued liabilities		(33,009)
Total net assets (liabilities)		830,400
Goodwill		$ 759,635
AGA Precision Systems LLC [Member]
Schedule of Acquired Assets and Assumed Liabilities [Line Items]
Cash	$ 650,000
Working capital adjustment	228,174
Total consideration	878,174
Cash	22,406
Receivables, net	188,117
Prepaid expenses and deposits	38,188
Property and equipment	328,000
Intangible - customer relationships	102,100
Intangible - Backlog	20,000
Accounts payable and accrued liabilities	(20,537)
Total net assets (liabilities)	678,274
Goodwill	$ 199,900